Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Commercial mortgage loans on real estate	$ 27,195	$ 26,275
Policy loans	208	146
Total assets	341,151	334,268	321,565
Financial liabilities
Funds held under reinsurance	92	91
Total liabilities	276,953	276,935	267,379
Fair Value
Financial assets
Commercial mortgage loans on real estate	30,443	28,733
Policy loans	208	146
Total assets	30,651	28,879
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,636	3,486
Funds held under reinsurance	92	91
Total liabilities	3,728	3,577
Level 1
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	208	146
Total assets	208	146
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds held under reinsurance	92	91
Total liabilities	92	91
Level 2
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total assets	0	0
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds held under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial assets
Commercial mortgage loans on real estate	30,443	28,733
Policy loans	0	0
Total assets	30,443	28,733
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,636	3,486
Funds held under reinsurance	0	0
Total liabilities	3,636	3,486
Carrying Value
Financial assets
Commercial mortgage loans on real estate	27,195	26,275
Policy loans	208	146
Total assets	27,403	26,421
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	3,291	3,202
Funds held under reinsurance	92	91
Total liabilities	$ 3,383	$ 3,293